Schedule of Investments (unaudited)
January 31, 2023
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
Textron, Inc.	10,061	$ 732,944
TransDigm Group, Inc.	2,760	1,980,990
		2,713,934
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.(a)	9,754	977,058
Expeditors International of Washington, Inc.(a)	21,130	2,285,210
		3,262,268
Airlines — 1.1%
American Airlines Group, Inc.(b)	40,149	648,005
Delta Air Lines, Inc.(b)	43,986	1,719,852
Southwest Airlines Co.	36,814	1,316,837
United Airlines Holdings, Inc.(b)	43,403	2,125,011
		5,809,705
Auto Components — 0.6%
Aptiv PLC(b)	14,420	1,630,758
BorgWarner, Inc.(a)	20,877	987,065
Lear Corp.	4,408	642,598
		3,260,421
Banks — 5.6%
BOK Financial Corp.	3,960	397,980
Citizens Financial Group, Inc.	65,384	2,832,435
Comerica, Inc.	11,919	873,782
Commerce Bancshares, Inc.	10,596	705,270
Cullen/Frost Bankers, Inc.	5,453	710,417
East West Bancorp, Inc.	18,709	1,469,031
Fifth Third Bancorp	91,127	3,306,999
First Citizens BancShares, Inc., Class A	836	650,140
First Horizon Corp.	71,240	1,761,765
Huntington Bancshares, Inc.	191,536	2,905,601
KeyCorp	123,917	2,377,967
M&T Bank Corp.	22,915	3,574,740
Regions Financial Corp.	124,057	2,920,302
Signature Bank	4,711	607,483
SVB Financial Group(b)	7,858	2,376,573
Webster Financial Corp.	23,341	1,228,904
Western Alliance Bancorp	9,113	686,847
Zions Bancorp N.A.	20,098	1,068,410
		30,454,646
Beverages — 0.2%
Molson Coors Beverage Co., Class B	24,958	1,312,292
Biotechnology — 1.5%
Biogen, Inc.(b)	19,117	5,561,135
Horizon Therapeutics PLC(b)	12,376	1,357,895
United Therapeutics Corp.(b)	4,076	1,072,681
		7,991,711
Building Products — 2.4%
A O Smith Corp.	9,837	665,965
Allegion PLC	6,432	756,082
Builders FirstSource, Inc.(b)	11,893	947,872
Carlisle Cos., Inc.	2,308	578,985
Carrier Global Corp.	75,225	3,424,994
Fortune Brands Innovations, Inc.	16,982	1,095,509
Lennox International, Inc.	2,202	573,885
Masco Corp.	29,941	1,592,861
Owens Corning	8,454	817,079
Trane Technologies PLC	13,104	2,347,189
		12,800,421
Security	Shares	Value
Capital Markets — 4.8%
Ameriprise Financial, Inc.	8,443	$ 2,956,063
Bank of New York Mellon Corp.	97,650	4,938,161
Carlyle Group, Inc.	29,342	1,055,432
Coinbase Global, Inc., Class A(a)(b)	21,383	1,250,478
Franklin Resources, Inc.	38,117	1,189,250
Invesco Ltd.	60,391	1,117,837
Jefferies Financial Group, Inc.	24,485	961,771
Nasdaq, Inc.	23,583	1,419,461
Northern Trust Corp.	27,670	2,683,160
SEI Investments Co.	6,415	400,488
State Street Corp.	48,719	4,449,506
T Rowe Price Group, Inc.	29,667	3,455,316
		25,876,923
Chemicals — 5.6%
Celanese Corp., Class A	13,244	1,631,661
CF Industries Holdings, Inc.	26,050	2,206,435
Dow, Inc.	93,431	5,545,130
DuPont de Nemours, Inc.	65,953	4,877,224
Eastman Chemical Co.	15,929	1,404,460
FMC Corp.	10,784	1,435,674
International Flavors & Fragrances, Inc.	33,849	3,806,659
LyondellBasell Industries NV, Class A	21,835	2,111,226
Mosaic Co.	45,119	2,235,195
Olin Corp.	6,891	445,090
PPG Industries, Inc.	31,203	4,066,999
RPM International, Inc.	6,497	584,145
Westlake Corp.	2,162	265,385
		30,615,283
Communications Equipment — 0.4%
F5, Inc.(b)	4,574	675,397
Juniper Networks, Inc.	43,088	1,391,742
		2,067,139
Construction & Engineering — 0.4%
AECOM	9,698	846,344
Quanta Services, Inc.	7,509	1,142,795
		1,989,139
Consumer Finance — 0.9%
Ally Financial, Inc.	40,045	1,301,062
Discover Financial Services	14,149	1,651,613
Synchrony Financial	59,865	2,198,841
		5,151,516
Containers & Packaging — 2.4%
Amcor PLC	197,681	2,384,033
AptarGroup, Inc.	4,637	536,222
Avery Dennison Corp.	5,163	978,079
Ball Corp.	41,688	2,427,909
Crown Holdings, Inc.	8,987	792,294
International Paper Co.	47,218	1,974,657
Packaging Corp. of America	12,271	1,751,072
Sealed Air Corp.	12,578	688,771
Westrock Co.	33,760	1,324,742
		12,857,779
Distributors — 0.7%
Genuine Parts Co.	10,567	1,773,354
LKQ Corp.	22,363	1,318,523
Pool Corp.	1,781	686,771
		3,778,648

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services — 0.2%
ADT, Inc.	28,377	$ 249,434
Service Corp. International	7,743	574,143
		823,577
Diversified Financial Services — 0.6%
Apollo Global Management, Inc.	23,913	1,692,562
Equitable Holdings, Inc.	45,664	1,464,445
		3,157,007
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.	126,739	665,380
Electric Utilities — 5.8%
Alliant Energy Corp.	33,272	1,797,686
Avangrid, Inc.	9,200	387,964
Edison International	50,698	3,493,092
Entergy Corp.	27,015	2,925,184
Evergy, Inc.	30,424	1,906,064
Eversource Energy	46,240	3,806,939
FirstEnergy Corp.	72,110	2,952,905
NRG Energy, Inc.	13,945	477,198
OGE Energy Corp.	26,590	1,045,519
PG&E Corp.(a)(b)	213,747	3,398,578
Pinnacle West Capital Corp.	15,026	1,120,188
PPL Corp.	97,752	2,893,459
Xcel Energy, Inc.	72,651	4,996,209
		31,200,985
Electrical Equipment — 0.6%
Generac Holdings, Inc.(a)(b)	4,263	514,118
Regal Rexnord Corp.	8,787	1,223,150
Rockwell Automation, Inc.	6,069	1,711,640
		3,448,908
Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc.(b)	8,223	966,120
Corning, Inc.	69,517	2,405,983
Flex Ltd.(b)	38,911	908,572
Jabil, Inc.	6,823	536,493
TD SYNNEX Corp.	5,606	572,653
Trimble, Inc.(b)	13,730	797,164
Zebra Technologies Corp., Class A(b)	2,616	827,127
		7,014,112
Energy Equipment & Services — 1.0%
Baker Hughes Co., Class A	54,096	1,717,007
Halliburton Co.	59,000	2,431,980
NOV, Inc.	52,175	1,275,157
		5,424,144
Entertainment — 0.5%
Electronic Arts, Inc.	14,410	1,854,279
Liberty Media Corp.-Liberty Formula One, Class A(b)	1,327	84,503
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	11,436	809,669
		2,748,451
Equity Real Estate Investment Trusts (REITs) — 8.9%
Alexandria Real Estate Equities, Inc.	11,195	1,799,484
American Homes 4 Rent, Class A	15,029	515,344
Americold Realty Trust, Inc.	35,789	1,124,132
AvalonBay Communities, Inc.	7,488	1,328,671
Boston Properties, Inc.	18,938	1,411,639
Brixmor Property Group, Inc.	27,473	646,440
CubeSmart	10,525	481,940
Digital Realty Trust, Inc.	17,858	2,046,884
Equity LifeStyle Properties, Inc.	8,627	619,246
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Equity Residential	17,586	$ 1,119,349
Essex Property Trust, Inc.	4,956	1,120,403
Federal Realty Investment Trust	4,214	469,987
Gaming and Leisure Properties, Inc.	23,558	1,261,766
Healthpeak Properties, Inc.	34,110	937,343
Iron Mountain, Inc.	23,770	1,297,367
Kimco Realty Corp.	81,988	1,841,450
Lamar Advertising Co., Class A	7,982	850,402
Life Storage, Inc.	4,514	487,693
Medical Properties Trust, Inc.	79,487	1,029,357
Mid-America Apartment Communities, Inc.	7,406	1,234,728
National Retail Properties, Inc.	23,740	1,124,089
Omega Healthcare Investors, Inc.	31,130	916,467
Realty Income Corp.	46,791	3,173,834
Regency Centers Corp.	12,209	813,486
Simon Property Group, Inc.	43,405	5,575,806
STORE Capital Corp.	23,736	764,537
UDR, Inc.	16,202	690,043
Ventas, Inc.	35,168	1,822,054
VICI Properties, Inc.	86,029	2,940,471
Welltower, Inc.	38,861	2,916,129
Weyerhaeuser Co.	97,700	3,363,811
WP Carey, Inc.	27,628	2,363,023
		48,087,375
Food & Staples Retailing — 1.8%
Albertsons Cos., Inc., Class A	21,219	449,843
BJ’s Wholesale Club Holdings, Inc.(b)	10,814	783,691
Casey’s General Stores, Inc.	1,985	468,281
Kroger Co.	86,478	3,859,513
U.S. Foods Holding Corp.(b)	13,393	510,675
Walgreens Boots Alliance, Inc.	95,294	3,512,537
		9,584,540
Food Products — 2.9%
Bunge Ltd.	19,855	1,967,630
Campbell Soup Co.	26,664	1,384,662
Conagra Brands, Inc.	63,626	2,366,251
Darling Ingredients, Inc.(b)	13,073	866,609
Hormel Foods Corp.	18,462	836,513
JM Smucker Co.	14,118	2,157,230
Kellogg Co.	33,982	2,330,486
McCormick & Co., Inc., NVS	19,303	1,450,041
Tyson Foods, Inc., Class A	38,449	2,528,022
		15,887,444
Gas Utilities — 0.5%
Atmos Energy Corp.	11,491	1,350,652
UGI Corp.	27,815	1,107,872
		2,458,524
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	66,927	3,057,895
Cooper Cos., Inc.	2,615	912,452
DENTSPLY SIRONA, Inc.	28,571	1,052,270
Hologic, Inc.(b)	14,671	1,193,779
Teleflex, Inc.	3,309	805,477
Zimmer Biomet Holdings, Inc.	27,860	3,547,692
		10,569,565
Health Care Providers & Services — 3.0%
AmerisourceBergen Corp.	21,501	3,632,809
Cardinal Health, Inc.	34,906	2,696,488
Chemed Corp.	1,029	519,789
DaVita, Inc.(a)(b)	7,266	598,646

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Henry Schein, Inc.(a)(b)	17,995	$ 1,550,269
Laboratory Corp. of America Holdings	11,763	2,965,688
Molina Healthcare, Inc.(b)	2,941	917,092
Quest Diagnostics, Inc.	15,123	2,245,463
Universal Health Services, Inc., Class B	8,480	1,256,821
		16,383,065
Hotels, Restaurants & Leisure — 2.4%
Aramark	20,114	895,676
Carnival Corp.(a)(b)	132,951	1,438,530
Darden Restaurants, Inc.	9,574	1,416,665
Domino’s Pizza, Inc.	1,592	561,976
Expedia Group, Inc.(b)	19,959	2,281,314
Las Vegas Sands Corp.(b)	17,694	1,043,946
Norwegian Cruise Line Holdings Ltd.(a)(b)	56,066	852,764
Royal Caribbean Cruises Ltd.(b)	13,777	894,678
Wyndham Hotels & Resorts, Inc.	4,034	312,675
Wynn Resorts Ltd.(b)	13,691	1,418,935
Yum! Brands, Inc.	15,098	1,970,440
		13,087,599
Household Durables — 2.5%
DR Horton, Inc.	41,554	4,100,964
Garmin Ltd.	20,322	2,009,439
Lennar Corp., Class A	22,341	2,287,719
Lennar Corp., Class B	1,670	144,221
NVR, Inc.(b)	398	2,097,460
PulteGroup, Inc.	30,246	1,720,695
Whirlpool Corp.	7,238	1,126,161
		13,486,659
Household Products — 0.4%
Church & Dwight Co., Inc.	17,841	1,442,623
Clorox Co.	6,617	957,414
		2,400,037
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.	88,676	2,430,609
Vistra Corp.	30,081	693,668
		3,124,277
Insurance — 5.0%
Allstate Corp.	35,208	4,523,172
American Financial Group, Inc.	5,644	804,778
Arch Capital Group Ltd.(b)	27,919	1,796,588
Assurant, Inc.	5,713	757,487
Cincinnati Financial Corp.	13,809	1,562,488
CNA Financial Corp.	3,915	170,537
Everest Re Group Ltd.	3,530	1,234,406
Fidelity National Financial, Inc., Class A	36,108	1,589,835
Globe Life, Inc.	12,043	1,455,397
Hartford Financial Services Group, Inc.	42,259	3,279,721
Lincoln National Corp.	20,778	736,164
Loews Corp.	26,228	1,612,497
Old Republic International Corp.	37,979	1,002,266
Principal Financial Group, Inc.	29,837	2,761,414
Reinsurance Group of America, Inc.	8,872	1,346,503
Unum Group	25,105	1,055,163
Willis Towers Watson PLC	6,545	1,663,674
		27,352,090
Internet & Direct Marketing Retail — 1.1%
Coupang, Inc.(b)	135,594	2,290,183
eBay, Inc.	72,044	3,566,178
		5,856,361
Security	Shares	Value
IT Services — 2.4%
Akamai Technologies, Inc.(b)	10,651	$ 947,406
Cognizant Technology Solutions Corp., Class A	68,228	4,554,219
Concentrix Corp.	3,285	465,846
DXC Technology Co.(b)	30,602	879,195
FleetCor Technologies, Inc.(a)(b)	4,892	1,021,498
Genpact Ltd.	10,840	512,515
Global Payments, Inc.	19,898	2,242,903
SS&C Technologies Holdings, Inc.	29,068	1,754,254
WEX, Inc.(b)	2,377	439,674
		12,817,510
Leisure Products — 0.3%
Hasbro, Inc.	17,247	1,020,505
Mattel, Inc.(b)	24,531	501,904
		1,522,409
Life Sciences Tools & Services — 0.7%
Avantor, Inc.(b)	32,409	774,575
PerkinElmer, Inc.	16,760	2,305,003
Waters Corp.(b)	2,796	918,710
		3,998,288
Machinery — 4.2%
AGCO Corp.	8,224	1,135,981
Cummins, Inc.	18,723	4,672,137
Dover Corp.	9,260	1,405,946
Fortive Corp.	19,666	1,337,878
Middleby Corp.(b)	4,022	625,220
Otis Worldwide Corp.	34,518	2,838,415
PACCAR, Inc.	21,270	2,325,024
Parker-Hannifin Corp.	8,883	2,895,858
Pentair PLC	21,860	1,210,607
Snap-on, Inc.	7,050	1,753,547
Stanley Black & Decker, Inc.	19,640	1,754,048
Westinghouse Air Brake Technologies Corp.	9,693	1,006,230
		22,960,891
Media — 1.9%
Fox Corp., Class A, NVS	40,157	1,362,928
Fox Corp., Class B	18,418	583,850
Interpublic Group of Cos., Inc.	51,580	1,880,607
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	9,855	400,310
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	20,356	820,347
News Corp., Class A, NVS	50,542	1,023,981
News Corp., Class B	15,590	318,660
Omnicom Group, Inc.	27,083	2,328,867
Paramount Global, Class A(a)	1,406	37,470
Paramount Global, Class B, NVS	67,051	1,552,901
Sirius XM Holdings, Inc.(a)	44,301	256,503
		10,566,424
Metals & Mining — 2.8%
Alcoa Corp.	23,506	1,227,953
Cleveland-Cliffs, Inc.(b)	68,448	1,461,365
Newmont Corp.	105,375	5,577,499
Nucor Corp.	15,096	2,551,526
Reliance Steel & Aluminum Co.	7,792	1,772,290
Steel Dynamics, Inc.	22,228	2,681,586
		15,272,219
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc.	62,078	1,456,971
Multi-Utilities — 4.1%
Ameren Corp.	22,509	1,955,357

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
CenterPoint Energy, Inc.	56,737	$ 1,708,918
CMS Energy Corp.	25,405	1,605,342
Consolidated Edison, Inc.	47,112	4,490,245
DTE Energy Co.	25,722	2,993,269
NiSource, Inc.	53,870	1,494,893
Public Service Enterprise Group, Inc.	66,241	4,102,305
WEC Energy Group, Inc.	41,878	3,936,113
		22,286,442
Oil, Gas & Consumable Fuels — 3.3%
Antero Resources Corp.(b)	36,683	1,057,938
APA Corp.	19,814	878,355
Chesapeake Energy Corp.	14,220	1,233,158
Coterra Energy, Inc.	53,250	1,332,847
Diamondback Energy, Inc.	23,365	3,414,094
EQT Corp.	24,026	784,929
HF Sinclair Corp.	12,044	685,304
Marathon Oil Corp.	42,570	1,169,398
Matador Resources Co.	4,983	329,675
Murphy Oil Corp.	10,617	463,007
ONEOK, Inc.	59,337	4,063,398
Ovintiv, Inc.	16,509	812,738
Range Resources Corp.	16,843	421,412
Southwestern Energy Co.(b)	96,006	529,953
Targa Resources Corp.	12,906	968,208
		18,144,414
Pharmaceuticals — 1.3%
Catalent, Inc.(b)	10,651	570,361
Jazz Pharmaceuticals PLC(b)	8,360	1,309,678
Organon & Co.	33,807	1,018,605
Royalty Pharma PLC, Class A	49,103	1,924,346
Viatris, Inc.	160,756	1,954,793
		6,777,783
Professional Services — 1.3%
Booz Allen Hamilton Holding Corp., Class A	7,246	685,761
Clarivate PLC(a)(b)	30,256	336,447
Equifax, Inc.	5,447	1,210,323
Jacobs Solutions, Inc.	9,520	1,176,196
Leidos Holdings, Inc.	18,117	1,790,684
Robert Half International, Inc.	14,411	1,209,948
TransUnion	10,093	724,173
		7,133,532
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A(b)	28,201	2,411,468
Jones Lang LaSalle, Inc.(b)	6,306	1,165,790
		3,577,258
Road & Rail — 0.3%
Avis Budget Group, Inc.(b)	3,288	657,731
Hertz Global Holdings, Inc.(b)	12,829	231,179
Knight-Swift Transportation Holdings, Inc., Class A	13,233	782,070
U-Haul Holding Co.	821	55,032
		1,726,012
Semiconductors & Semiconductor Equipment — 1.9%
First Solar, Inc.(b)	13,169	2,338,814
Microchip Technology, Inc.	43,155	3,349,691
Qorvo, Inc.(b)	13,460	1,462,564
Skyworks Solutions, Inc.	14,569	1,597,782
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	8,105	$ 824,279
Wolfspeed, Inc.(b)	9,109	701,484
		10,274,614
Software — 0.3%
Gen Digital, Inc.	76,962	1,770,896
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	7,947	1,210,169
Bath & Body Works, Inc.	30,318	1,394,931
Best Buy Co., Inc.	26,610	2,360,839
Burlington Stores, Inc.(b)	3,928	902,772
CarMax, Inc.(a)(b)	20,977	1,477,830
GameStop Corp., Class A(a)(b)	33,411	730,699
Murphy U.S.A., Inc.	1,763	479,589
Penske Automotive Group, Inc.(a)	3,334	426,152
Williams-Sonoma, Inc.	8,864	1,196,108
		10,179,089
Technology Hardware, Storage & Peripherals — 2.3%
Dell Technologies, Inc., Class C	34,401	1,397,369
Hewlett Packard Enterprise Co.	170,821	2,755,343
HP, Inc.	117,521	3,424,562
NetApp, Inc.	19,251	1,274,994
Seagate Technology Holdings PLC	25,489	1,727,644
Western Digital Corp.(b)	42,170	1,853,371
		12,433,283
Textiles, Apparel & Luxury Goods — 0.5%
Tapestry, Inc.(a)	32,251	1,469,678
VF Corp.	43,849	1,356,688
		2,826,366
Water Utilities — 0.4%
American Water Works Co., Inc.	9,217	1,442,368
Essential Utilities, Inc.	13,744	642,257
		2,084,625
Total Long-Term Investments — 99.7% (Cost: $482,338,219)		540,510,951
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)(e)	10,027,512	10,033,528
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	1,073,925	1,073,925
Total Short-Term Securities — 2.1% (Cost: $11,098,901)		11,107,453
Total Investments — 101.8% (Cost: $493,437,120)		551,618,404
Liabilities in Excess of Other Assets — (1.8)%		(9,572,417)
Net Assets — 100.0%		$ 542,045,987
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Mid-Cap Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 10,213,576	$ —	$ (186,686)(a)	$ 608	$ 6,030	$ 10,033,528	10,027,512	$ 109,997(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	865,000	208,925(a)	—	—	—	1,073,925	1,073,925	17,587	—
				$ 608	$ 6,030	$ 11,107,453		$ 127,584	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	9	03/17/23	$ 630	$ (8,200)
S&P Mid 400 E-Mini Index	3	03/17/23	799	63,843
				$ 55,643
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Morningstar Mid-Cap Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 540,510,951	$ —	$ —	$ 540,510,951
Short-Term Securities
Money Market Funds	11,107,453	—	—	11,107,453
	$ 551,618,404	$ —	$ —	$ 551,618,404
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 55,643	$ —	$ —	$ 55,643
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s